UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                            ------------------------
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                                ----------------
                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
                        2020 E. FINANCIAL WAY, STE. 100
                        -------------------------------
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5348
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: OCTOBER 31
                         ----------

Date of reporting period:  JULY 31, 2006
                           -------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                              FUNDX UPGRADER FUND
              SCHEDULE OF INVESTMENTS AT JULY 31, 2006 (UNAUDITED)

  Shares                                                              Value
  ------                                                              -----
             INVESTMENT COMPANIES: 99.1%

             CLASS 1 & 2 FUNDS: 30.4%^<F2>
   243,146   BlackRock Global Resources Fund - Investor Class A   $ 17,883,372
   269,689   Columbia Acorn International Fund - Class Z            10,051,327
   273,148   Eaton Vance Greater India Fund - Class A                5,574,951
   740,460   Excelsior Emerging Markets Fund - Service Class         9,055,828
    32,172   Fidelity International Small Cap Fund                     918,841
   126,729   Fidelity Latin America Fund                             4,728,273
    19,000   iShares FTSE/Xinhua China 25 Index Fund                 1,494,350
    53,500   iShares Goldman Sachs Natural Resources Index Fund      5,444,160
   173,700   iShares MSCI Austria Index Fund                         5,367,330
   148,252   iShares MSCI Brazil Index Fund                          5,851,506
   110,100   iShares MSCI Canada Index Fund                          2,618,178
   122,306   iShares MSCI Emerging Markets Index Fund               11,753,607
    89,950   iShares MSCI France Index Fund                          2,720,988
   370,150   iShares MSCI Germany Index Fund                         8,472,734
    81,600   iShares MSCI Italy Index Fund                           2,400,672
 1,021,300   iShares MSCI Japan Index Fund                          13,859,041
   169,375   iShares MSCI South Korea Index Fund                     7,647,281
    67,100   iShares MSCI Spain Index Fund                           2,918,850
   106,400   iShares MSCI Sweden Index Fund                          2,662,128
   370,800   iShares MSCI United Kingdom Index Fund                  8,009,280
    97,200   iShares S&P Latin America 40 Index Fund                13,607,028
    39,930   Oppenheimer Developing Markets Fund - Class A           1,463,839
   454,978   Oppenheimer International Small Company
               Fund - Class A                                       10,091,409
    60,611   ProFunds Precious Metals UltraSector
               ProFund - Investor Class *<F1>                        2,733,572
   184,606   Rydex  Inverse OTC Fund - Investor Class                4,618,848
    92,449   US Global Investors World Precious Minerals Fund        2,719,861
                                                                  ------------
             TOTAL CLASS 1 & 2 FUNDS
             (Cost $140,619,530)                                   164,667,254
                                                                  ------------
             CLASS 3 FUNDS: 68.7%^<F2>
   872,763   AllianceBernstein International
               Growth Fund - Class A                                14,959,158
 1,426,904   AllianceBernstein International
               Value Fund - Class A                                 29,479,837
   337,323   BlackRock International Opportunities
               Portfolio - Service Class                            13,344,502
   898,566   Columbia Acorn Select Fund - Class Z                   20,837,744
   284,403   Excelsior International Fund                            4,635,761
   690,199   iShares MSCI EAFE Index Fund                           45,497,918
   363,450   iShares MSCI EMU Index Fund                            32,372,492
   322,126   iShares S&P Europe 350 Index Fund                      30,006,037
   805,043   Julius Baer International Equity Fund - Class A        32,483,494
 1,249,832   Laudus International MarketMasters
               Fund - Investor Class                                24,109,266
 1,098,297   Neuberger Berman International
               Fund - Investor Class                                25,700,150
 1,222,095   Pennsylvania Mutual Fund - Investor Class              13,540,816
   434,088   SSgA International Stock Selection Fund                 5,439,124
   793,157   Thornburg Core Growth Fund - Institutional Class       12,317,726
 1,187,275   Thornburg International Value Fund - Class A           30,881,030
   308,400   Vanguard European VIPERs                               18,642,780
   476,995   Vanguard International Value Fund - Investor Class     18,707,738
                                                                  ------------
             TOTAL CLASS 3 FUNDS
             (Cost $346,181,093)                                   372,955,573
                                                                  ------------
             TOTAL INVESTMENT COMPANIES
             (Cost $486,800,623)                                   537,622,827
                                                                  ------------
             SHORT-TERM INVESTMENT: 1.1%
 5,999,686   Fidelity Institutional Money Market Portfolio           5,999,686
                                                                  ------------
             TOTAL SHORT-TERM INVESTMENT
             (Cost $5,999,686)                                       5,999,686
                                                                  ------------
             TOTAL INVESTMENTS: 100.2%
             (Cost $492,800,309)                                   543,622,513
             Liabilities in Excess of Other Assets: (0.2)%          (1,105,234)
                                                                  ------------
             NET ASSETS: 100.0%                                   $542,517,279
                                                                  ------------
                                                                  ------------

 *<F1>    Non-income producing.

 ^<F2>    CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS
          Class 1 funds have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps), or particular countries or geographic regions like "emerging markets"- countries with less stable developing economies.

          CLASS 2: AGGRESSIVE STOCK FUNDS WITH ABOVE-AVERAGE RISK
          Class 2 funds typically experience higher volatility than the overall U.S. equity market. This class includes funds that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

          CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS
          Primarily Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan, and are diversified across many countries.

          The cost basis of investments for federal income tax purposes at July 31, 2006 was as follows*<F3>:

          Cost of investments                                     $492,993,930
                                                                  ------------
                                                                  ------------
          Gross unrealized appreciation                             55,944,386
          Gross unrealized depreciation                             (5,315,803)
                                                                  ------------
          Net unrealized appreciation                              $50,628,583

 *<F3> Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

                         FUNDX AGGRESSIVE UPGRADER FUND
              SCHEDULE OF INVESTMENTS AT JULY 31, 2006 (UNAUDITED)

  Shares                                                              Value
  ------                                                              -----
             INVESTMENT COMPANIES: 98.6%

             CLASS 1 & 2 FUNDS: 59.8%^<F5>
    54,596   BlackRock Global Resources Fund - Investor Class A   $  4,015,525
    55,019   CGM Realty Fund                                         1,717,696
   130,660   Columbia Acorn International Fund - Class Z             4,869,708
    76,593   Driehaus Emerging Markets Growth Fund                   2,481,618
   184,963   Eaton Vance Greater India Fund - Class A                3,775,085
   312,834   Excelsior Emerging Markets Fund - Service Class         3,825,958
    37,167   Fidelity Select Air Transportation Fund                 1,602,624
    33,132   Fidelity Select Transportation Fund                     1,552,232
    64,048   ICON Asia-Pacific Region Fund                             830,060
    21,400   iShares FTSE/Xinhua China 25 Index Fund                 1,683,110
    71,901   iShares Goldman Sachs Natural Resources Index Fund      7,316,646
   143,450   iShares MSCI Austria Index Fund                         4,432,605
    84,400   iShares MSCI Belgium Index Fund                         1,856,800
   104,100   iShares MSCI Brazil Index Fund                          4,108,827
   173,100   iShares MSCI Canada Index Fund                          4,116,318
    34,094   iShares MSCI Emerging Markets Index Fund                3,276,433
    54,750   iShares MSCI France Index Fund                          1,656,188
   310,150   iShares MSCI Germany Index Fund                         7,099,333
    76,100   iShares MSCI Italy Index Fund                           2,238,862
   629,600   iShares MSCI Japan Index Fund                           8,543,672
    49,900   iShares MSCI Netherlands Index Fund                     1,157,181
   109,300   iShares MSCI Singapore Index Fund                         962,933
   142,076   iShares MSCI South Korea Index Fund                     6,414,731
    51,800   iShares MSCI Spain Index Fund                           2,253,300
    64,100   iShares MSCI Sweden Index Fund                          1,603,782
    52,900   iShares MSCI Switzerland Index Fund                     1,164,329
   170,300   iShares MSCI United Kingdom Index Fund                  3,678,480
    41,700   iShares S&P Latin America 40 Index Fund                 5,837,583
    68,529   Oppenheimer Global Opportunities Fund - Class A         2,541,734
   149,856   Oppenheimer International Small Company
               Fund - Class A                                        3,323,807
    66,511   ProFunds Precious Metals UltraSector
               ProFund - Investor Class*<F4>                         2,999,640
    53,553   Rydex Energy Services Fund - Investor Class             2,429,150
    80,630   Rydex Inverse OTC Fund - Investor Class                 2,017,355
    38,765   US Global Investors Accolade Funds _
               Eastern European Fund                                 1,691,317
    47,055   US Global Investors World Precious Minerals Fund        1,384,357
                                                                  ------------
             TOTAL CLASS 1 & 2 FUNDS
             (Cost $101,120,106)                                   110,458,979
                                                                  ------------
             CLASS 3 FUNDS: 38.8%^<F5>
   250,110   AllianceBernstein International
               Growth Fund - Class A                                 4,286,880
   217,119   AllianceBernstein International
               Value Fund - Class A                                  4,485,686
   119,776   BlackRock International Opportunities
               Portfolio - Service Class                             4,738,339
   131,256   Columbia Acorn Select Fund - Class Z                    3,043,816
   100,225   Excelsior International Fund                            1,633,662
   114,650   iShares MSCI EAFE Index Fund                            7,557,728
    81,300   iShares MSCI EMU Index Fund                             7,241,391
    36,250   iShares S&P Europe 350 Index Fund                       3,376,688
   125,535   Julius Baer International Equity Fund - Class A         5,065,335
   201,328   Laudus International MarketMasters
               Fund - Investor Class                                 3,883,622
   179,416   Neuberger Berman International Fund - Investor Class    4,198,328
   263,957   Pennsylvania Mutual Fund - Investor Class               2,924,640
   115,958   SSgA International Stock Selection Fund                 1,452,954
   258,920   Thornburg Core Growth Fund - Institutional Class        4,021,022
   187,383   Thornburg International Value Fund - Class A            4,873,827
    74,800   Vanguard European VIPERs                                4,521,660
   111,642   Vanguard International Value Fund - Investor Class      4,378,611
                                                                  ------------
             TOTAL CLASS 3 FUNDS
             (Cost $67,879,133)                                     71,684,189
                                                                  ------------
             TOTAL INVESTMENT COMPANIES
             (Cost $168,999,239)                                   182,143,168
                                                                  ------------
             SHORT-TERM INVESTMENT: 1.3%
 2,413,461   Fidelity Institutional Money Market Potfolio            2,413,461
                                                                  ------------
             TOTAL SHORT-TERM INVESTMENT
             (Cost $2,413,461)                                       2,413,461
                                                                  ------------
             TOTAL INVESTMENTS: 99.9%
             (Cost $171,412,700)                                   184,556,629
             Other Assets in Excess of Liabilities: 0.1%               155,944
                                                                  ------------
             NET ASSETS: 100.0%                                   $184,712,573
                                                                  ------------
                                                                  ------------

 *<F4>  Non-income producing.

 ^<F5>  CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS
        Class 1 funds have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps), or particular countries or geographic regions like "emerging markets"- countries with less stable developing economies.

        CLASS 2: AGGRESSIVE STOCK FUNDS WITH ABOVE-AVERAGE RISK
        Class 2 funds typically experience higher volatility than the overall U.S. equity market. This class includes funds that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

        CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS
        Primarily Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan, and are diversified across many countries.

        The cost basis of investments for federal income tax purposes at July 31, 2006 was as follows*<F6>:

        Cost of investments                                       $171,500,076
                                                                  ------------
                                                                  ------------
        Gross unrealized appreciation                               15,497,120
        Gross unrealized depreciation                               (2,440,567)
                                                                  ------------
        Net unrealized appreciation                                $13,056,553

 *<F6> Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

                        FUNDX CONSERVATIVE UPGRADER FUND
              SCHEDULE OF INVESTMENTS AT JULY 31, 2006 (UNAUDITED)

  Shares                                                              Value
  ------                                                              -----
             INVESTMENT COMPANIES: 99.5%

             CLASS 3 FUNDS: 50.5%^<F7>
   180,470   AllianceBernstein International
               Growth Fund - Class A                               $ 3,093,250
    89,244   AllianceBernstein International
               Value Fund - Class A                                  1,843,778
    65,157   BlackRock International Opportunities
               Portfolio - Service Class                             2,577,622
    63,482   Columbia Acorn Select Fund - Class Z                    1,472,149
   110,667   Excelsior International Fund                            1,803,867
    45,050   iShares MSCI EAFE Index Fund                            2,969,696
    25,800   iShares MSCI EMU Index Fund                             2,298,006
    10,500   iShares S&P Europe 350 Index Fund                         978,075
    73,858   Julius Baer International Equity Fund - Class A         2,980,173
    71,066   Laudus International MarketMasters
               Fund - Investor Class                                 1,370,857
    70,326   Neuberger Berman International Fund - Investor Class    1,645,620
   297,592   Pennsylvania Mutual Fund - Investor Class               3,297,322
   113,250   SSgA International Stock Selection Fund                 1,419,027
   143,281   Thornburg Core Growth Fund - Institutional Class        2,225,157
    66,839   Thornburg International Value Fund - Class A            1,738,473
    16,643   Vanguard International Value Fund - Investor Class        652,734
                                                                   -----------
             TOTAL CLASS 3 FUNDS
             (Cost $29,507,637)                                     32,365,806
                                                                   -----------
             CLASS 4 FUNDS: 49.0%^<F7>
   232,729   Alpine Dynamic Dividend Fund                            2,846,281
   319,876   Calamos Global Growth & Income Fund - Class A           3,182,767
    46,408   Fidelity International Discovery Fund                   1,599,218
    37,765   Fidelity Real Estate Investment Portfolio               1,339,135
    39,359   Fidelity Utilities Fund                                   660,043
    27,957   Greenspring Fund                                          631,818
    39,650   iShares Cohen & Steers Realty Majors Index Fund         3,465,806
    27,510   iShares Dow Jones U.S. Real Estate Index Fund           2,031,614
   169,917   Leuthold Core Investment Fund                           3,024,516
   207,754   Matthews Asian Growth & Income Fund                     3,797,738
   188,449   Old Mutual Heitman REIT Fund - Class Z                  2,711,784
    52,318   Permanent Portfolio                                     1,635,980
   151,188   Prudent Global Income Fund                              1,900,433
    32,600   streetTRACKS DJ Wilshire REIT Fund                      2,567,250
                                                                   -----------
             TOTAL CLASS 4 FUNDS
             (Cost $29,848,556)                                     31,394,383
                                                                   -----------
             TOTAL INVESTMENT COMPANIES
             (Cost $59,356,193)                                     63,760,189
                                                                   -----------
             TOTAL INVESTMENTS: 99.5%
             (Cost $59,356,193)                                     63,760,189
             Other Assets in Excess of Liabilities: 0.5%               293,532
                                                                   -----------
             NET ASSETS: 100.0%                                    $64,053,721
                                                                   -----------
                                                                   -----------

 ^<F7>  CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS
        Primarily Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan, and are diversified across many countries.

        CLASS 4: TOTAL RETURN (BALANCED) FUNDS
        Class 4 funds tend to be more defensive and usually have lower volatility than the domestic stock market. These funds may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

        The cost basis of investments for federal income tax purposes at July 31, 2006 was as follows*<F8>:

        Cost of investments                                        $59,362,923
                                                                   -----------
                                                                   -----------
        Gross unrealized appreciation                                5,207,963
        Gross unrealized depreciation                                 (810,697)
                                                                   -----------
        Net unrealized appreciation                                 $4,397,266

 *<F8> Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

                           FUNDX FLEXIBLE INCOME FUND
              SCHEDULE OF INVESTMENTS AT JULY 31, 2006 (UNAUDITED)

  Shares                                                              Value
  ------                                                              -----
             INVESTMENT COMPANIES: 99.2%

             CLASS 4 FUNDS: 27.9%^<F9>
   132,325   Fidelity Real Estate Income Fund                      $ 1,560,115
    25,951   Gateway Fund                                              678,358
   100,441   Matthews Asian Growth & Income Fund                     1,836,062
   421,668   Merger Fund                                             6,624,400
   208,112   Permanent Portfolio                                     6,507,672
                                                                   -----------
             TOTAL CLASS 4 FUNDS
             (Cost $16,463,823)                                     17,206,607
                                                                   -----------
             CLASS 5 FUNDS: 71.3%^<F9>
   615,814   Eaton Vance Floating-Rate Fund - Institutional Class    6,059,606
   552,133   Eaton Vance Floating-Rate & High Income
               Fund - Advisor Class                                  5,333,609
    48,951   Eaton Vance Strategic Income Fund - Class A               383,774
   357,388   Fidelity Capital & Income Fund                          3,012,789
   250,736   Fidelity Floating Rate High Income Fund                 2,484,790
   213,520   FPA New Income Fund                                     2,325,230
 1,440,803   John Hancock High-Yield Fund - Class A                  7,348,094
    46,040   Loomis Sayles Bond Fund - Institutional Class             636,732
 1,161,412   MainStay High-Yield Corporate Bond Fund - Class A       7,212,371
    46,678   Oppenheimer Strategic Income Fund - Class A               192,781
    57,546   PIMCO Emerging Markets Bond Fund - Class D                637,613
   502,373   PIMCO Floating Income Fund - Class D                    5,219,652
    57,923   Pioneer High Yield Fund - Class A                         622,676
    57,114   Pioneer Strategic Income Fund - Class A                   585,419
   219,539   Wells Fargo Advantage Ultra S/T Income
               Fund - Investor Class                                 2,000,000
                                                                   -----------
             TOTAL CLASS 5 FUNDS
             (Cost $44,039,986)                                     44,055,136
                                                                   -----------
             TOTAL INVESTMENT COMPANIES
             (Cost $60,503,809)                                     61,261,743
                                                                   -----------
             SHORT-TERM INVESTMENT: 0.5%
   292,803   Fidelity Institutional Money Market Portfolio             292,803
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENT
             (Cost $292,803)                                           292,803
                                                                   -----------
             TOTAL INVESTMENTS: 99.7%
             (Cost $60,796,612)                                     61,554,546
             Other Assets in Excess of Liabilities: 0.3%               196,085
                                                                   -----------
             NET ASSETS: 100.0%                                    $61,750,631
                                                                   -----------
                                                                   -----------

 ^<F9>  CLASS 4: TOTAL RETURN (BALANCED) FUNDS
        Class 4 funds tend to be more defensive and usually have lower volatility than the domestic stock market. These funds may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

        CLASS 5: FIXED INCOME (BOND) FUNDS
        Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity. Some Class 5 funds specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

        The cost basis of investments for federal income tax purposes at July 31, 2006 was as follows*<F10>:

        Cost of investments                                        $60,827,680
                                                                   -----------
                                                                   -----------
        Gross unrealized appreciation                                  975,811
        Gross unrealized depreciation                                 (248,945)
                                                                   -----------
        Net unrealized appreciation                                   $726,866

 *<F10> Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

                           FUNDX STOCK UPGRADER FUND
              SCHEDULE OF INVESTMENTS AT JULY 31, 2006 (UNAUDITED)

  SHARES                                                              VALUE
  ------                                                              -----
             COMMON STOCKS: 97.2%

             AIR FREIGHT & LOGISTICS: 1.7%
    16,498   Ryder System, Inc.                                    $   831,499
                                                                   -----------
             AUTO COMPONENTS: 1.0%
     6,002   Johnson Controls, Inc.                                    460,714
                                                                   -----------
             AUTOMOBILES: 1.1%
    16,179   General Motors Corp.                                      521,449
                                                                   -----------
             BIOTECHNOLOGY : 3.1%
    30,239   Applera Corp-Applied Biosystems Group                     972,184
     8,340   Gilead Sciences, Inc. *<F11>                              512,743
                                                                   -----------
                                                                     1,484,927
                                                                   -----------
             CAPITAL MARKETS: 3.1%
     3,495   The Bear Stearns Companies, Inc.                          495,836
    21,440   E*Trade Financial Corp. *<F11>                            499,766
     3,255   The Goldman Sachs Group, Inc.                             497,201
                                                                   -----------
                                                                     1,492,803
                                                                   -----------
             CHEMICALS: 2.0%
    32,124   Hercules Inc. *<F11>                                      446,524
    11,650   Monsanto Co.                                              500,833
                                                                   -----------
                                                                       947,357
                                                                   -----------
             COMMERCIAL SERVICES & SUPPLIES: 3.4%
    42,977   Allied Waste Industries, Inc. *<F11>                      436,646
    10,254   Monster Worldwide, Inc. *<F11>                            410,160
    23,541   Robert Half International, Inc.                           761,787
                                                                   -----------
                                                                     1,608,593
                                                                   -----------
             COMMUNICATIONS EQUIPMENT: 3.1%
   204,516   Ciena Corp. *<F11>                                        742,393
    20,333   Corning, Inc. *<F11>                                      387,750
    37,141   Tellabs, Inc. *<F11>                                      349,125
                                                                   -----------
                                                                     1,479,268
                                                                   -----------
             COMPUTERS & PERIPHERALS: 0.9%
     9,682   SanDisk Corp. *<F11>                                      451,762
                                                                   -----------
             CONSTRUCTION & ENGINEERING: 1.9%
    10,543   Fluor Corp.                                               925,992
                                                                   -----------
             DIVERSIFIED TELECOMMUNICATION SERVICES: 4.2%
    26,924   BellSouth Corp.                                         1,054,613
   121,054   Qwest Communications International, Inc. *<F11>           967,222
                                                                   -----------
                                                                     2,021,835
                                                                   -----------
             ELECTRIC UTILITIES: 3.3%
    13,171   Allegheny Energy, Inc. *<F11>                             540,670
    16,350   TXU Corp.                                               1,050,160
                                                                   -----------
                                                                     1,590,830
                                                                   -----------
             ELECTRICAL EQUIPMENT: 1.9%
    10,593   Cooper Industries, Ltd.                                   912,693
                                                                   -----------
             ENERGY EQUIPMENT & SERVICES: 8.8%
    11,954   Baker Hughes, Inc.                                        955,722
    26,483   Halliburton Co.                                           883,473
    15,030   Schlumberger Ltd.                                       1,004,756
     6,142   Transocean, Inc. *<F11>                                   474,347
    19,743   Weatherford International, Ltd. *<F11>                    924,762
                                                                   -----------
                                                                     4,243,060
                                                                   -----------
             FOOD PRODUCTS: 2.2%
    23,692   Archer-Daniels-Midland Co.                              1,042,448
                                                                   -----------
             HOTELS RESTAURANTS & LEISURE: 2.7%
    25,941   Starbucks Corp. *<F11>                                    888,739
     8,168   Starwood Hotels & Resorts Worldwide, Inc.                 429,473
                                                                   -----------
                                                                     1,318,212
                                                                   -----------
             MACHINERY: 3.9%
    13,201   Caterpillar, Inc.                                         935,555
     8,028   Cummins, Inc.                                             939,276
                                                                   -----------
                                                                     1,874,831
                                                                   -----------
             METALS & MINING: 10.6%
    14,196   Allegheny Technologies, Inc.                              906,982
    20,989   CONSOL Energy, Inc.                                       863,907
     7,973   Freeport-McMoRan Copper & Gold, Inc. - Class B            435,007
    18,080   Nucor Corp.                                               961,314
    11,923   Phelps Dodge Corp.                                      1,041,355
    14,004   United States Steel Corp.                                 883,232
                                                                   -----------
                                                                     5,091,797
                                                                   -----------
             MULTILINE RETAIL: 4.8%
    57,381   Big Lots, Inc. *<F11>                                      927,277
    30,876   Dillard's, Inc. - Class A                                 927,206
     7,265   J.C. Penney Corp., Inc.                                   457,405
                                                                   -----------
                                                                     2,311,888
                                                                   -----------
             OIL & GAS: 7.5%
    65,230   El Paso Corp.                                           1,043,680
    11,713   Marathon Oil Corp.                                      1,061,666
     4,751   Occidental Petroleum Corp.                                511,920
    14,718   Valero Energy Corp.                                       992,435
                                                                   -----------
                                                                     3,609,701
                                                                   -----------
             OIL, GAS & CONSUMABLE FUELS: 2.0%
    18,505   Hess Corp.                                                978,915
                                                                   -----------
             PHARMACEUTICALS: 1.0%
    28,721   King Pharmaceuticals, Inc. *<F11>                         488,831
                                                                   -----------
             REAL ESTATE INVESTMENT TRUSTS: 1.1%
     5,404   Boston Properties, Inc.                                   530,673
                                                                   -----------
             ROAD & RAIL: 6.2%
    12,452   Burlington Northern Santa Fe Corp.                        858,067
    13,965   CSX Corp.                                                 847,396
    18,320   Norfolk Southern Corp.                                    795,455
     5,281   Union Pacific Corp.                                       448,885
                                                                   -----------
                                                                     2,949,803
                                                                   -----------
             SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT: 3.1%
    16,894   Freescale Semiconductor, Inc. - Class A*<F11>             483,675
    32,441   Micron Technology, Inc. *<F11>                            505,755
    22,792   NVIDIA Corp. *<F11>                                       504,387
                                                                   -----------
                                                                     1,493,817
                                                                   -----------
             SOFTWARE: 2.7%
    20,452   BMC Software, Inc. *<F11>                                 478,986
    24,577   Citrix Systems, Inc. *<F11>                               780,811
                                                                   -----------
                                                                     1,259,797
                                                                   -----------
             SPECIALTY RETAIL: 7.6%
     8,978   Best Buy Co., Inc.                                        407,063
    36,108   Circuit City Stores, Inc.                                 884,646
    17,159   Limited Brands, Inc.                                      431,720
    25,773   Office Depot, Inc. *<F11>                                 929,117
    23,974   OfficeMax Inc.                                            985,571
                                                                   -----------
                                                                     3,638,117
                                                                   -----------
             TOBACCO: 2.3%
     8,494   Reynolds American, Inc.                                 1,076,869
                                                                   -----------
             TOTAL COMMON STOCKS
             (Cost $45,588,856)                                     46,638,481
                                                                   -----------
             SHORT-TERM INVESTMENT: 2.6%
 1,233,119   Fidelity Institutional Money Market Portfolio           1,233,119
                                                                   -----------
             TOTAL SHORT-TERM INVESTMENT
             (Cost $1,233,119)                                       1,233,119
                                                                   -----------
             TOTAL INVESTMENTS IN SECURITIES: 99.8%
             (Cost $46,821,975)                                     47,871,601
             Other Assets in Excess of Liabilities: 0.2%               120,783
                                                                   -----------
             TOTAL NET ASSETS: 100.0%                              $47,992,384
                                                                   -----------
                                                                   -----------

 *<F11>  Non-income producing security.

        The cost basis of investments for federal income tax purposes at July 31, 2006 was as follows*<F12>:

        Cost of investments                                        $46,821,975
                                                                   -----------
                                                                   -----------
        Gross unrealized appreciation                                3,237,163
        Gross unrealized depreciation                               (2,187,537)
                                                                   -----------
        Net unrealized appreciation                                 $1,049,626

 *<F12> Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------------------------

     By (Signature and Title)*<F13>   /s/Robert M. Slotky
                                     ---------------------------------
                                      Robert M. Slotky, President

     Date   September 26, 2006
           ----------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F13>  /s/Robert M. Slotky
                                     ---------------------------------
                                     Robert M. Slotky, President

     Date   September 26, 2006
           ----------------------------------

     By (Signature and Title)*<F13>  /s/Eric W. Falkeis
                                     ---------------------------------
                                     Eric W. Falkeis, Treasurer

     Date  September 28, 2006
           ----------------------------------

*<F13> Print the name and title of each signing officer under his or her signature.